Interim Condensed Consolidated Statement of Cash Flow - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net loss	$ (10,902)	$ (10,697)
Less: Net income from discontinued operation	1
Net loss from continuing operation	(10,903)	(10,697)
Adjustments:
Depreciation and amortization	8,765	106
Share-based compensation	807	2,053
Amortisation of right of use assets	281	268
Accretion of finance leases	6	19
Impairment of cryptocurrencies		81
Operating cash flows before movements in working capital	(1,044)	(8,170)
Changes in working capital:
Inventory	(155)	1,224
Accounts receivable	297	56
Other receivables	(115,566)	(12,320)
Amount due from related parties	29,739	23,916
Intangible assets		(350)
Accrued liabilities	25,642	(3,510)
Accounts payable	(24,016)	1,089
Tax payable	400	211
Other payables	32,588	(3,857)
Amount due to related parties	(999)	(1)
Lease liabilities	(282)	(269)
Net cash used in operating activities from continuing operations	(53,396)	(1,981)
Net cash used in in generating from discontinued operating activities	1
Net cash used in operating activities	(53,395)	(1,981)
Cash flows from financing activities:
Repayment of principle portion of lease liabilities	(288)	(288)
Proceeds from share issuance, net of issuance costs	24,836
Net cash generated from/(used in) financing activities	24,548	(288)
Net decrease on cash and cash equivalents	(28,847)	(2,269)
Cash and cash equivalents at beginning of the period	279,177	259,492
Effect of exchange rates on cash and cash equivalents	(3,603)	(7,339)
Cash and cash equivalents at end of the period	246,727	249,884
Supplemental cash flow information
Cash paid for income tax		$ 646